Note 4 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Note 4 - Commitments and Contingencies:
Note 4 - Commitments and Contingencies	NOTE 4 - COMMITMENTS AND CONTINGENCIES There were no commitments or contingencies in the initial period ended June 30, 2012.